Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,173	3,074
Granted (in shares) | shares	769	730
Exercised (in shares) | shares	(900)	(631)
Ending balance (in shares) | shares	3,042	3,173
Exercisable, December 31 (in shares) | shares	1,223	1,537
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 49.65	$ 42.36
Granted (in CAD per share) | $ / shares	63.39	61.88
Exercised (in CAD per share) | $ / shares	40.44	28.29
Ending balance (in CAD per share) | $ / shares	55.85	49.65
Exercisable, December 31 (in CAD per share) | $ / shares	$ 50.22	$ 42.87